Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Details Textual) $ in Millions	12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Customer One [Member]
Revenues, Total	$ 7.9	$ 10.6	$ 28.6
Customer Two [Member]
Revenues, Total		$ 8.7	$ 10.1
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Number of Customers	1	2	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk, Percentage	14.30%	14.90%	32.50%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk, Percentage		12.20%	11.50%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Number of Customers		2	2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage	10.20%	9.60%	14.50%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage	5.10%	5.70%	11.70%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | UNITED STATES
Concentration Risk, Percentage	81.00%	82.00%	85.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Non-US [Member]
Concentration Risk, Percentage	19.00%	18.00%	15.00%